Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Before Tax Amount USD ($)	Mar. 31, 2012 Before Tax Amount JPY (¥)	Mar. 31, 2011 Before Tax Amount JPY (¥)	Mar. 31, 2010 Before Tax Amount JPY (¥)	Mar. 31, 2012 Tax Benefit (Expense) USD ($)	Mar. 31, 2012 Tax Benefit (Expense) JPY (¥)	Mar. 31, 2011 Tax Benefit (Expense) JPY (¥)	Mar. 31, 2010 Tax Benefit (Expense) JPY (¥)	Mar. 31, 2012 Net Of Tax Amount USD ($)	Mar. 31, 2012 Net Of Tax Amount JPY (¥)	Mar. 31, 2011 Net Of Tax Amount JPY (¥)	Mar. 31, 2010 Net Of Tax Amount JPY (¥)
Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, Net-of-tax amount	$ (183,732)	¥ (15,066,000)	¥ (37,938,000)	¥ (13,749,000)									$ (181,366)	¥ (14,872,000)	¥ (38,207,000)	¥ (13,751,000)
Unrealized gains and losses arising during the year, Net-of-tax amount													(21,402)	(1,755,000)	(982,000)	670,000
Less - Reclassification adjustment for gains and losses on securities realized in net income, Net-of-tax amount													36,219	2,970,000	1,076,000	(146,000)
Net unrealized gains and losses on securities	14,732	1,208,000	88,000	534,000									14,817	1,215,000	94,000	524,000
Unrealized gains and losses on derivatives arising during the year, Net-of-tax amount													(439)	(36,000)	(138,000)	(878,000)
Less - Reclassification adjustment for gains losses on derivatives realized in net income, Net-of-tax amount													622	51,000	127,000	94,000
Net unrealized gains and losses on derivatives	1,012	83,000	(33,000)	(780,000)									183	15,000	(11,000)	(784,000)
Unrealized gains and losses on Pension liability adjustments arising during the year, Net-of-tax amount													(261,390)	(21,434,000)	(1,865,000)	4,654,000
Less - Reclassification adjustment for gains and losses on Pension liability adjustments realized in net income, Net-of-tax amount													16,451	1,349,000	1,707,000	2,312,000
Net unrealized gains and losses on Pension liability adjustments, Net-of-tax amount	(245,890)	(20,163,000)	(165,000)	7,031,000									(244,939)	(20,085,000)	(158,000)	6,966,000
Other comprehensive income (loss), Net-of-tax amount													(411,305)	(33,727,000)	(38,282,000)	(7,045,000)
Foreign currency translation adjustments					(181,671)	(14,897,000)	(38,227,000)	(13,753,000)
Unrealized gains and losses arising during the year					(36,134)	(2,963,000)	(1,658,000)	1,132,000
Less - Reclassification adjustment for gains and losses on securities realized in net income, Before-tax amount					61,158	5,015,000	1,817,000	(247,000)
Net unrealized gains and losses on securities					25,024	2,052,000	159,000	885,000
Unrealized gains and losses arising during the year					(951)	(78,000)	(233,000)	(1,490,000)
Less - Reclassification adjustment for gains and losses realized in net income					1,049	86,000	214,000	159,000
Net unrealized gains and losses on derivatives					98	8,000	(19,000)	(1,331,000)
Unrealized gains and losses arising during the year	405,305	33,235,000	3,047,000	(7,830,000)	(405,305)	(33,235,000)	(3,047,000)	7,830,000
Less - Reclassification adjustment for gains and losses on Pension liability adjustments realized in net income, Before-tax amount					27,098	2,222,000	2,795,000	3,897,000
Net unrealized gains and losses					(378,207)	(31,013,000)	(252,000)	11,727,000
Other comprehensive income (loss)					(534,756)	(43,850,000)	(38,339,000)	(2,472,000)
Foreign currency translation adjustments, Tax benefit (expense)	(305)	(25,000)	(20,000)	(2,000)					305	25,000	20,000	2,000
Unrealized gains and losses arising during the year, Tax benefit (expense)									14,732	1,208,000	676,000	(462,000)
Less - Reclassification adjustment for gains and losses on securities realized in net income, Tax benefit (expense)									(24,939)	(2,045,000)	(741,000)	101,000
Net unrealized gains and losses on securities, Tax benefit (expense)	10,207	837,000	65,000	361,000					(10,207)	(837,000)	(65,000)	(361,000)
Unrealized gains and losses on derivatives arising during the year, Tax benefit (expense)									512	42,000	95,000	612,000
Less - Reclassification adjustment for gains losses on derivatives realized in net income, Tax benefit (expense)									(427)	(35,000)	(87,000)	(65,000)
Net unrealized gains and losses on derivatives, Tax benefit (expense)									85	7,000	8,000	547,000
Unrealized gains and losses on Pension liability adjustments arising during the year, Tax benefit (expense)	143,915	11,801,000	1,182,000	(3,176,000)					143,915	11,801,000	1,182,000	(3,176,000)
Less - Reclassification adjustment for gains and losses on Pension liability adjustments realized in net income, Tax benefit (expense)									(10,647)	(873,000)	(1,088,000)	(1,585,000)
Net unrealized gains and losses on Pension liability adjustments, Tax benefit (expense)									133,268	10,928,000	94,000	(4,761,000)
Other comprehensive income (loss), Tax benefit (expense)									$ 123,451	¥ 10,123,000	¥ 57,000	¥ (4,753,000)